Significant Accounting Policies (Details) - Schedule of net income (loss) per share basic and diluted - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (653,367)	$ (549,307)	$ (3,981,368)	$ (28,813)
Accretion of carrying value to redemption value	547,992	595,511	4,584,555
Allocation of net income (loss)	$ (105,375)	$ 46,204	$ 603,187	$ (28,813)
Denominators:
Weighted-average shares outstanding (in Shares)	3,646,607	4,243,062	3,988,613	4,600,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.03)	$ 0.01	$ 0.15	$ (0.01)
Non-Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (246,361)	$ (178,008)	$ (1,372,503)	$ (8,613)
Accretion of carrying value to redemption value
Allocation of net income (loss)	$ (246,361)	$ (178,008)	$ (1,372,503)	$ (8,613)
Denominators:
Weighted-average shares outstanding (in Shares)	1,375,000	13,750,000	1,375,000	1,375,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.18)	$ (0.13)	$ (1)	$ (0.01)